Advances for vessel acquisitions and Vessels, net (Tables)	12 Months Ended
Dec. 31, 2021
Advances for vessel acquisitions and Vessels, net
Schedule of Vessels, net in the accompanying consolidated balance sheets

		Accumulated
	Vessel Cost	Depreciation	Net Book Value
Balance, December 31, 2019	$1,096,534	$(214,237)	$882,297

- Additions for improvements	6,001	—	6,001
- Additions reclassified from other non-current assets	2,474	—	2,474
- Vessel transferred from held for sale	7,130	—	7,130
- Impairment	(199,605)	96,681	(102,924)
- Vessel disposals	(16,742)	34	(16,708)
- Vessel transferred to held for sale	(23,361)	—	(23,361)
- Depreciation for the year	—	(38,731)	(38,731)
Balance, December 31, 2020	$872,431	$(156,253)	$716,178

- Additions for improvements	1,106	—	1,106
- Additions reclassified from other non-current assets	441	—	441
- Vessel disposals	(16,120)	7,110	(9,010)
- Vessels contributed to OceanPal (Notes 1, 3 and 14)	(47,429)	17,127	(30,302)
- Depreciation for the year	—	(34,963)	(34,963)
Balance, December 31, 2021	$810,429	$(166,979)	$643,450